STOCK-BASED COMPENSATION PLANS (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options , Beginning of year	7,522,337	7,581,693	7,581,693
Number of options, Granted	0	234,000	5,080,647
Number of options, Exercised	0	0	0
Number of options, Forfeited	(54,000)	0	0
Number of options, Expired or cancelled	(7,468,337)	(293,356)	(472,505)
Number of options, End of year	0	7,522,337	7,581,693
Weighted average exercise price, Beginning of year (in dollars per share)	0.91	1	2.72
Weighted average exercise price, Granted (in dollars per share)	0	0.38	0.13
Weighted average exercise price, Exercised (in dollars per share)	0	0	0
Weighted average exercise price, Forfeited (in dollars per share)	0.38	0	0
Weighted average exercise price, Expired or cancelled (in dollars per share)	0.91	2.98	2.37
Weighted average exercise price, End of year (in dollars per share)	0	0.91	1